Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
April 30, 2025

Dates Covered
Collections Period	04/01/25 - 04/30/25
Interest Accrual Period	04/15/25 - 05/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/25	1,110,149,142.80	42,461
Yield Supplement Overcollateralization Amount 03/31/25	70,028,526.54	0
Receivables Balance 03/31/25	1,180,177,669.34	42,461
Principal Payments	42,845,380.13	1,027
Defaulted Receivables	1,225,854.20	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/25	66,576,191.49	0
Pool Balance at 04/30/25	1,069,530,243.52	41,402

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.01%
Prepayment ABS Speed	1.90%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	8,806,497.84	271
Past Due 61-90 days	1,666,445.15	65
Past Due 91-120 days	650,228.29	20
Past Due 121+ days	0.00	0
Total	11,123,171.28	356

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.20%
Delinquency Trigger Occurred	NO

Recoveries	590,836.23
Aggregate Net Losses/(Gains) - April 2025	635,017.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.65%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	9,625,772.19
Actual Overcollateralization	9,625,772.19
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.52%
Weighted Average Remaining Term	57.89

Flow of Funds	$ Amount
Collections	49,922,083.94
Investment Earnings on Cash Accounts	28,362.24
Servicing Fee	(983,481.39)
Transfer to Collection Account	-
Available Funds	48,966,964.79

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,030,876.50
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	12,247,556.99
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,625,772.19
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,447,954.61

Total Distributions of Available Funds	48,966,964.79

Servicing Fee	983,481.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 04/15/25	1,100,157,800.51
Principal Paid	40,253,329.18
Note Balance @ 05/15/25	1,059,904,471.33

Class A-1
Note Balance @ 04/15/25	116,197,800.51
Principal Paid	40,253,329.18
Note Balance @ 05/15/25	75,944,471.33
Note Factor @ 05/15/25	31.4600130%

Class A-2a
Note Balance @ 04/15/25	309,760,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	309,760,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-2b
Note Balance @ 04/15/25	110,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	110,000,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-3
Note Balance @ 04/15/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	419,760,000.00
Note Factor @ 05/15/25	100.0000000%

Class A-4
Note Balance @ 04/15/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	89,300,000.00
Note Factor @ 05/15/25	100.0000000%

Class B
Note Balance @ 04/15/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	36,760,000.00
Note Factor @ 05/15/25	100.0000000%

Class C
Note Balance @ 04/15/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 05/15/25	18,380,000.00
Note Factor @ 05/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,265,681.00
Total Principal Paid	40,253,329.18
Total Paid	44,519,010.18

Class A-1
Coupon	4.41100%
Interest Paid	427,123.75
Principal Paid	40,253,329.18
Total Paid to A-1 Holders	40,680,452.93

Class A-2a
Coupon	4.49000%
Interest Paid	1,159,018.67
Principal Paid	0.00
Total Paid to A-2a Holders	1,159,018.67

Class A-2b
SOFR Rate	4.34471%
Coupon	4.67471%
Interest Paid	428,515.08
Principal Paid	0.00
Total Paid to A-2b Holders	428,515.08

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.4811655
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.8502066
Total Distribution Amount	36.3313721

A-1 Interest Distribution Amount	1.7693610
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	166.7494995
Total A-1 Distribution Amount	168.5188605

A-2a Interest Distribution Amount	3.7416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7416667

A-2b Interest Distribution Amount	3.8955916
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.8955916

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	304.26
Noteholders' Third Priority Principal Distributable Amount	456.61
Noteholders' Principal Distributable Amount	239.13

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/25	3,063,404.27
Investment Earnings	10,708.87
Investment Earnings Paid	(10,708.87)
Deposit/(Withdrawal)	-
Balance as of 05/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27